INCOME TAXES - Deferred tax assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Net operating loss carryforward	$ 17,142	$ 257
Unrealized gain on marketable securities	(1,389)
Startup and organizational costs	6,215
Total deferred tax assets	21,968	257
Valuation Allowance	$ (21,968)	$ (257)